Liabilities Presented At Fair Value (Details) - USD ($)		12 Months Ended
	Jul. 09, 2017	Dec. 31, 2019	Dec. 31, 2018
Liabilities Presented At Fair Value (Details) [Line Items]
Issuance costs related to warrants (in Dollars)	$ 216,000
Number of warrants exercised		403,422	607,044
Exercise price of warrants (in Dollars)		$ 6.72
Series Preferred F1 Share [Member]
Liabilities Presented At Fair Value (Details) [Line Items]
Issuance of series F-1 preferred shares, net of issuance costs	4,274,363
Share price (in Dollars per share)	$ 9.44
Series Preferred F1 Share [Member] | Warrants [Member]
Liabilities Presented At Fair Value (Details) [Line Items]
Exercise price of warrants (in Dollars per share)	$ 11.33
Series Preferred F2 Share [Member]
Liabilities Presented At Fair Value (Details) [Line Items]
Number of warrants granted	2,564,619
Series Preferred F2 Share [Member] | Warrants [Member]
Liabilities Presented At Fair Value (Details) [Line Items]
Proceeds from issuance of shares (in Dollars)	$ 40,350,000
Issuance costs related to equity (in Dollars)	$ 585,000
Number of warrants exercised	2,564,619
Ordinary shares [member]
Liabilities Presented At Fair Value (Details) [Line Items]
Increase (decrease) through exercise of warrants	4,323,978	209,312	293,489